Summary of Principal Accounting Policies - VIE Amounts and Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	$ 250,313,799	$ 284,489,282	$ 159,012,092
Restricted cash	2,082,103	1,217,414
Accounts receivable, net	36,071,056	202,701,987
Contract assets, net	1,415,241	1,884,193
Customer deposits, net	783,995	11,550,586
Amounts due from related parties, net	3,913,385	9,076,358
Total current assets	320,875,132	522,707,229
TOTAL ASSETS	437,247,770	641,960,712
Accounts payable	1,631,401	2,833,992
Accrued payroll and welfare expenses	21,516,888	29,221,956
Income tax payable	60,951,790	63,040,929
Other tax payable	18,046,289	21,203,795
Amounts due to related parties	7,631,923	7,105,885
Advances from customers	82,787,409	95,340,295
Lease liabilities, current	5,581,648	5,461,234
Accrued marketing and advertising expenses	43,272,270	70,086,288
Other current liabilities	18,504,471	22,595,612
Total current liabilities	260,708,319	316,889,986
Deferred tax liabilities	6,042,540	8,558,649
Lease liabilities, non-current	19,437,887	21,727,117
Total liabilities	286,188,746	347,175,752
Total revenues	534,116,970	719,525,983	692,604,955
Cost of revenues	(55,800,726)	(73,762,283)	(68,297,832)
Net income (loss)	(149,924,023)	20,998,219	10,871,851
Net cash provided by/ (used in) operating activities	(39,888,803)	108,494,708	19,696,016
Net cash provided by/ (used in) investing activities	(318,308)	101,771	(5,561,191)
Net cash provided by/ (used in) financing activities	1,033,394	540,260	40,545
Consolidated VIEs without recourse
Financial statement amounts and balances of the Group's VIEs
Cash and cash equivalents	199,808,985	236,976,406
Restricted cash	1,953,803	957,242
Accounts receivable, net	34,485,667	199,050,917
Contract assets, net	1,415,241	1,884,193
Customer deposits, net	783,995	1,235,041
Amounts due from related parties, net	3,834,986	15,721,821
Other current assets, net	23,934,283	4,143,643
Total current assets	266,216,960	459,969,263
Total non-current assets	63,522,807	67,284,289
TOTAL ASSETS	329,739,767	527,253,552
Accounts payable	1,631,401	2,714,357
Accrued payroll and welfare expenses	19,962,938	27,228,398
Income tax payable	31,400,562	27,877,546
Other tax payable	16,992,077	19,184,369
Amounts due to related parties	2,693,624	4,737,776
Advances from customers	82,626,840	95,059,745
Lease liabilities, current	5,556,351	5,375,547
Accrued marketing and advertising expenses	42,180,152	63,973,194
Other current liabilities	16,383,879	19,030,481
Total current liabilities	219,427,824	265,181,413
Deferred tax liabilities	314,763	91,205
Lease liabilities, non-current	19,437,887	21,680,018
Total liabilities	239,180,474	286,952,636
Total revenues	533,619,355	718,861,490	691,566,168
Cost of revenues	(47,730,331)	(65,612,576)	(59,822,537)
Net income (loss)	(81,530,172)	14,278,316	(2,843,984)
Net cash provided by/ (used in) operating activities	(41,427,975)	100,460,964	44,671,170
Net cash provided by/ (used in) investing activities	431,057	(1,068,664)	(5,813,685)
Net cash provided by/ (used in) financing activities	$ 0	0	$ 0
Assets of VIE's held as collateral or restricted to settle obligations		$ 0